ACQUISITIONS BALANCE SHEET 12-31-14 (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 14,165	$ 75
Due from Affiliates	11,630	0
Prepaid expenses and other current assets	397	101
Total current assets	26,192	176
Property, plant and equipment, net	146,867	101,854
Marketable securities	234,930
Other assets, net	2,152
Total assets	410,141	102,030
Accounts payable and accrued liabilities	1,498	3,661
Due to Affiliate	3,223
Total current liabilities	4,721
Long-term debt	510,000
Other long-term liabilities	0
Total Liabilities	514,721	3,661
Net investment - Predecessor	15,713	98,369
Partners' Capital	(104,580)	98,369	$ 54,544	$ 31,405
Liabilities and Equity	410,141	102,030
PBF Logistics LP [Member]
Cash and cash equivalents	14,165
Due from Affiliates	11,630
Prepaid expenses and other current assets	295
Total current assets	26,090
Property, plant and equipment, net	130,779
Marketable securities	234,930
Other assets, net	2,152
Total assets	393,951
Accounts payable and accrued liabilities	1,021
Due to Affiliate	3,223
Total current liabilities	4,244
Long-term debt	510,000
Other long-term liabilities	0
Total Liabilities	514,244
Partners' Capital	(120,293)
Liabilities and Equity	393,951
Delaware City Products Pipeline and Truck Rack [Member]
Cash and cash equivalents	0	75
Due from Affiliates	0
Prepaid expenses and other current assets	102	101
Total current assets	102	176
Property, plant and equipment, net	16,088	16,228
Marketable securities	0
Other assets, net	0
Total assets	16,190	16,404
Accounts payable and accrued liabilities	477	437
Due to Affiliate	0
Total current liabilities	477
Long-term debt	0
Other long-term liabilities	0
Total Liabilities	477	437
Net investment - Predecessor	15,713	15,967
Partners' Capital	15,713
Liabilities and Equity	16,190	16,404
Common Units [Member] | Limited Partner, Public [Member]
Partners' Capital	336,369	0	0	0
Common Units [Member] | Limited Partner, Public [Member] | PBF LLC [Member]
Partners' Capital	336,369
Common Units [Member] | Limited Partner, Affiliate [Member]
Partners' Capital	(167,787)
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners' Capital	(167,787)	0	0	0
Subordinated Units [Member]
Partners' Capital	(288,875)
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital	(288,875)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners' Capital	$ (288,875)	$ 0	$ 0	$ 0